Trade Receivables, Net (Details) - Schedule of Trade Receivable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Trade Receivable [Abstract]
Trade receivable	$ 5,160,600	$ 5,392,720
(Impairment provision) recovery of doubtful accounts	(32,602)	7,466
Trade receivable, net	$ 5,127,998	$ 5,400,186